Finance Income (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance expenses:
Bank commissions					$ 28	$ 27	$ 20
Net change in fair value warrants exercisable into shares							113
Financial expenses from defined benefit plans						12
Net loss from exchange rate fluctuations					588	16
Other loss from long-term investment revaluation					5
Finance expenses	$ (346)	$ (305)	$ (428)	$ (288)	(621)	(55)	(133)
Finance income:
Interest income on bank deposits					(69)	(89)	(22)
Net gain from exchange rate fluctuations							(84)
Net change in fair value warrants exercisable into shares					(564)	(285)
Finance income	$ 936	$ 463	$ 197	$ 481	$ 633	$ 374	$ 106